American Funds U.S. Small and Mid Cap Equity
Fund
Investment portfolio
May 31, 2025
unaudited

Common stocks 96.31% Financials 22.74%	Shares	Value (000)
Capital One Financial Corp.	3,956	$748
Brown & Brown, Inc.	5,974	674
RenaissanceRe Holdings, Ltd.	1,872	467
Victory Capital Holdings, Inc., Class A	7,476	464
Citizens Financial Group, Inc.	8,788	355
LPL Financial Holdings, Inc.	913	354
TPG, Inc., Class A	6,699	322
Fifth Third Bancorp	8,346	319
Arthur J. Gallagher & Co.	909	316
Hamilton Lane, Inc., Class A (a)	2,029	302
StepStone Group, Inc., Class A	4,509	261
Aspen Insurance Holdings, Ltd., Class A (b)	7,000	240
Affirm Holdings, Inc., Class A (b)	3,583	186
Radian Group, Inc.	5,338	182
Tradeweb Markets, Inc., Class A	1,050	152
Ameriprise Financial, Inc.	271	138
Artisan Partners Asset Management, Inc., Class A	2,879	116
Comerica, Inc.	1,311	75
Kinsale Capital Group, Inc.	155	73
Block, Inc., Class A (b)	892	55
		5,799
Industrials 17.44%
XPO, Inc. (b)	3,775	430
United Rentals, Inc.	585	414
Ingersoll-Rand, Inc.	4,651	380
Crane Co.	2,147	368
Karman Holdings, Inc. (b)	8,368	359
ATI, Inc. (b)	3,035	242
AGCO Corp.	2,407	236
Comfort Systems USA, Inc.	485	232
Kadant, Inc.	646	203
FTI Consulting, Inc. (b)	1,105	181
Generac Holdings, Inc. (b)	1,460	178
SiteOne Landscape Supply, Inc. (b)	1,421	166
APi Group Corp. (b)	3,444	161
Copart, Inc. (b)	2,708	139
Applied Industrial Technologies, Inc.	523	118
Regal Rexnord Corp.	859	115
Alight, Inc., Class A	17,703	97
HEICO Corp.	308	92
L3Harris Technologies, Inc.	328	80
Graco, Inc.	892	76
AMETEK, Inc.	420	75
American Funds U.S. Small and Mid Cap Equity Fund — Page 1 of 6

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Fluor Corp. (b)	1,325	$55
CBIZ, Inc. (b)	698	50
		4,447
Consumer discretionary 17.31%
YUM! Brands, Inc.	3,967	571
Hilton Worldwide Holdings, Inc.	1,696	421
LKQ Corp.	9,854	399
Vail Resorts, Inc.	2,034	326
Aptiv Holdings, Ltd. (b)	3,855	258
Wingstop, Inc.	701	240
Bright Horizons Family Solutions, Inc. (b)	1,659	214
Flutter Entertainment PLC (b)	684	173
lululemon athletica, Inc. (b)	506	160
General Motors Co.	3,123	155
Five Below, Inc. (b)	1,221	142
Darden Restaurants, Inc.	654	140
Williams-Sonoma, Inc.	812	131
Polaris, Inc.	3,141	123
Murphy USA, Inc.	265	113
Chewy, Inc., Class A (b)	2,465	112
Texas Roadhouse, Inc.	550	107
TopBuild Corp. (b)	327	93
Caesars Entertainment, Inc. (b)	3,287	88
D.R. Horton, Inc.	676	80
Royal Caribbean Cruises, Ltd.	309	79
Brinker International, Inc. (b)	454	78
AutoZone, Inc. (b)	16	60
Cavco Industries, Inc. (b)	133	58
CAVA Group, Inc. (b)	658	53
Champion Homes, Inc. (b)	605	40
		4,414
Information technology 11.51%
Ingram Micro Holding Corp.	21,041	403
Insight Enterprises, Inc. (b)	1,910	249
Keysight Technologies, Inc. (b)	1,430	225
Flex, Ltd. (b)	4,935	209
Fabrinet, non-registered shares (b)	877	204
Klaviyo, Inc., Class A (b)	5,713	194
Vontier Corp.	4,540	162
Procore Technologies, Inc. (b)	2,414	162
EPAM Systems, Inc. (b)	918	160
Cloudflare, Inc., Class A (b)	923	153
Lumentum Holdings, Inc. (b)	1,690	122
Pure Storage, Inc., Class A (b)	2,178	117
TD SYNNEX Corp.	807	98
MongoDB, Inc., Class A (b)	500	94
Ciena Corp. (b)	1,122	90
CDW Corp.	473	85
Okta, Inc., Class A (b)	632	65
RingCentral, Inc., Class A (b)	2,252	58
American Funds U.S. Small and Mid Cap Equity Fund — Page 2 of 6

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Fair Isaac Corp. (b)	31	$54
ServiceTitan, Inc., Class A (b)	268	30
		2,934
Consumer staples 9.47%
US Foods Holding Corp. (b)	8,374	663
Monster Beverage Corp. (b)	6,606	422
Dollar General Corp.	4,262	415
e.l.f. Beauty, Inc. (b)	2,216	249
Kimberly-Clark Corp.	1,133	163
Caseys General Stores, Inc.	323	141
Constellation Brands, Inc., Class A	595	106
Maplebear, Inc. (b)	1,929	88
Estee Lauder Companies, Inc. (The), Class A	1,150	77
Target Corp.	593	56
Bunge Global SA	445	35
		2,415
Health care 7.36%
Exact Sciences Corp. (b)	3,019	170
Alnylam Pharmaceuticals, Inc. (b)	553	168
Medpace Holdings, Inc. (b)	522	154
Align Technology, Inc. (b)	784	142
Veeva Systems, Inc., Class A (b)	498	139
Ionis Pharmaceuticals, Inc. (b)	4,087	137
Hims & Hers Health, Inc., Class A (b)	2,350	133
Illumina, Inc. (b)	1,514	124
Molina Healthcare, Inc. (b)	399	122
Halozyme Therapeutics, Inc. (b)	1,940	109
Penumbra, Inc. (b)	348	93
Natera, Inc. (b)	470	74
Cooper Companies, Inc. (b)	1,064	73
Zimmer Biomet Holdings, Inc.	561	52
NewAmsterdam Pharma Co. NV (b)	2,797	51
DexCom, Inc. (b)	532	46
Humana, Inc.	163	38
Krystal Biotech, Inc. (b)	251	32
agilon health, Inc. (b)	7,772	17
GRAIL, Inc. (a)(b)	93	3
		1,877
Communication services 3.51%
ROBLOX Corp., Class A (b)	5,788	503
Live Nation Entertainment, Inc. (b)	1,049	144
Charter Communications, Inc., Class A (b)	219	87
Trade Desk, Inc. (The), Class A (b)	1,142	86
Take-Two Interactive Software, Inc. (b)	328	74
		894
Real estate 2.85%
Mid-America Apartment Communities, Inc. REIT	1,537	241
Essex Property Trust, Inc. REIT	632	179
NNN REIT, Inc.	3,030	127
American Funds U.S. Small and Mid Cap Equity Fund — Page 3 of 6

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Crown Castle, Inc. REIT	1,126	$113
Lineage, Inc. REIT	1,599	68
		728
Energy 2.11%
Diamondback Energy, Inc.	1,410	189
Baker Hughes Co., Class A	3,856	143
Cheniere Energy, Inc.	578	137
Viper Energy, Inc., Class A	1,735	69
		538
Materials 1.53%
International Paper Co.	5,396	258
Element Solutions, Inc.	4,834	104
Albemarle Corp.	508	28
		390
Utilities 0.48%
FirstEnergy Corp.	2,917	122
Total common stocks (cost: $23,957,000)		24,558
Short-term securities 1.74% Money market investments 1.72%
Capital Group Central Cash Fund 4.29% (c)(d)	4,394	439
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.29% (c)(e)	10	1
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.18% (c)(e)	428	1
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.24% (c)(e)	442	1
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)(e)	428	1
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.21% (c)(e)	286	— (f)
Fidelity Investments Money Market Government Portfolio, Class I 4.18% (c)(e)	250	— (f)
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.18% (c)(e)	250	— (f)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.22% (c)(e)	286	— (f)
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.23% (c)(e)	143	— (f)
		4
Total short-term securities (cost: $443,000)		443
Total investment securities 98.05% (cost: $24,400,000)		25,001
Other assets less liabilities 1.95%		497
Net assets 100.00%		$25,498
American Funds U.S. Small and Mid Cap Equity Fund — Page 4 of 6

unaudited
Investments in affiliates (d)

	Value at 9/27/2024 (g) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.72%
Money market investments 1.72%
Capital Group Central Cash Fund 4.29% (c)	$—	$4,238	$3,799	$—	$—	$439	$17

(a)	All or a portion of this security was on loan. The total value of all such securities was $288,000, which represented 1.13% of the net assets of the fund.
(b)	Security did not produce income during the last 12 months.
(c)	Rate represents the seven-day yield at 5/31/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Amount less than one thousand.
(g)	Commencement of operations.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds U.S. Small and Mid Cap Equity Fund — Page 5 of 6

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of May 31, 2025, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-210-0725
American Funds U.S. Small and Mid Cap Equity Fund — Page 6 of 6